UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07972
Delaware Group Adviser Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Diversified Income Fund
(formerly, Delaware Diversified Income Fund)
Class A : DPDFX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Diversified Income Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.67%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$2,662,470,827
Total number of portfolio holdings	906
Total advisory fees paid	$3,607,490
Portfolio turnover rate	54%

Fund holdings (as of April 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.03%
Agency Mortgage-Backed Securities	28.61%
US Treasury Obligations	10.67%
Non-Agency Commercial Mortgage-Backed Securities	8.35%
Non-Agency Asset-Backed Securities	4.12%
Loan Agreements	3.83%
Non-Agency Collateralized Mortgage Obligations	3.19%
Collateralized Loan Obligations	2.58%
Short-Term Investments	1.53%
Sovereign Bonds	1.29%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4543687)
TSSR-DPDFX-0625

Macquarie Diversified Income Fund
(formerly, Delaware Diversified Income Fund)
Class C : DPCFX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Diversified Income Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71	1.42%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$2,662,470,827
Total number of portfolio holdings	906
Total advisory fees paid	$3,607,490
Portfolio turnover rate	54%

Fund holdings (as of April 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.03%
Agency Mortgage-Backed Securities	28.61%
US Treasury Obligations	10.67%
Non-Agency Commercial Mortgage-Backed Securities	8.35%
Non-Agency Asset-Backed Securities	4.12%
Loan Agreements	3.83%
Non-Agency Collateralized Mortgage Obligations	3.19%
Collateralized Loan Obligations	2.58%
Short-Term Investments	1.53%
Sovereign Bonds	1.29%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4543687)
TSSR-DPCFX-0625

Macquarie Diversified Income Fund
(formerly, Delaware Diversified Income Fund)
Class R : DPRFX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Diversified Income Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$46	0.92%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$2,662,470,827
Total number of portfolio holdings	906
Total advisory fees paid	$3,607,490
Portfolio turnover rate	54%

Fund holdings (as of April 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.03%
Agency Mortgage-Backed Securities	28.61%
US Treasury Obligations	10.67%
Non-Agency Commercial Mortgage-Backed Securities	8.35%
Non-Agency Asset-Backed Securities	4.12%
Loan Agreements	3.83%
Non-Agency Collateralized Mortgage Obligations	3.19%
Collateralized Loan Obligations	2.58%
Short-Term Investments	1.53%
Sovereign Bonds	1.29%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4543687)
TSSR-DPRFX-0625

Macquarie Diversified Income Fund
(formerly, Delaware Diversified Income Fund)
Institutional Class : DPFFX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Diversified Income Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$21	0.42%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$2,662,470,827
Total number of portfolio holdings	906
Total advisory fees paid	$3,607,490
Portfolio turnover rate	54%

Fund holdings (as of April 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.03%
Agency Mortgage-Backed Securities	28.61%
US Treasury Obligations	10.67%
Non-Agency Commercial Mortgage-Backed Securities	8.35%
Non-Agency Asset-Backed Securities	4.12%
Loan Agreements	3.83%
Non-Agency Collateralized Mortgage Obligations	3.19%
Collateralized Loan Obligations	2.58%
Short-Term Investments	1.53%
Sovereign Bonds	1.29%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4543687)
TSSR-DPFFX-0625

Macquarie Diversified Income Fund
(formerly, Delaware Diversified Income Fund)
Class R6 : DPZRX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Diversified Income Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$17	0.33%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$2,662,470,827
Total number of portfolio holdings	906
Total advisory fees paid	$3,607,490
Portfolio turnover rate	54%

Fund holdings (as of April 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	35.03%
Agency Mortgage-Backed Securities	28.61%
US Treasury Obligations	10.67%
Non-Agency Commercial Mortgage-Backed Securities	8.35%
Non-Agency Asset-Backed Securities	4.12%
Loan Agreements	3.83%
Non-Agency Collateralized Mortgage Obligations	3.19%
Collateralized Loan Obligations	2.58%
Short-Term Investments	1.53%
Sovereign Bonds	1.29%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4543687)
TSSR-DPZRX-0625

(b)	Not applicable

Item 2. Code of Ethics.

 Not applicable.

Item 3. Audit Committee Financial Expert.

 Not applicable.

Item 4. Principal Accountant Fees and Services.

 Not applicable.

Item 5. Audit Committee of Listed Registrants.

 Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Macquarie Diversified Income Fund
(formerly, Delaware Diversified Income Fund)
Financial statements and other information
For the six months ended April 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Diversified Income Fund	April 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.19%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,338	$ 2,334
Series 2002-T19 A1 6.50% 7/25/42	32,024	33,638
Series 2004-T1 1A2 6.50% 1/25/44	6,832	7,036
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	6,634	6,648
Series 2003-W1 2A 5.166% 12/25/42 •	4,625	4,638
Series 2004-W11 1A2 6.50% 5/25/44	83,366	85,729
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	24,694	18,841
Series 2017-40 GZ 3.50% 5/25/47	1,850,452	1,658,898
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	14,042	14,183
Series 4676 KZ 2.50% 7/15/45	1,492,024	1,262,411
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,755	10,821
Series T-58 2A 6.50% 9/25/43 ♦	136,876	139,610
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,009,281	935,832
Series 2013-182 CZ 2.50% 12/20/43	1,037,786	929,274
Total Agency Collateralized Mortgage Obligations (cost $5,416,186)		5,109,893

Agency Commercial Mortgage-Backed Securities — 0.40%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K150 A2 3.71% 9/25/32 ♦, •	4,130,000	3,944,684
Series K753 A2 4.40% 10/25/30 ♦	2,800,000	2,822,765
Series X3FX A2FX 3.00% 6/25/27 ♦	3,964,116	3,887,224

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $10,465,919)		10,654,673

Agency Mortgage-Backed Securities — 28.61%
Fannie Mae 2.50% 11/1/27	75,713	74,355
Fannie Mae S.F. 15 yr
2.50% 7/1/36	10,294,134	9,591,972
2.50% 8/1/36	1,479,181	1,378,285
4.50% 5/1/38	2,780,904	2,761,799
5.50% 10/1/38	936,786	952,643

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,626,082	$ 5,707,051
2.00% 5/1/41	6,316,031	5,437,403
3.00% 9/1/37	1,731,711	1,660,638
4.00% 8/1/42	451,343	431,401
5.50% 8/1/43	2,830,493	2,871,771
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,833,574	7,842,773
2.00% 11/1/50	8,498,280	6,846,789
2.00% 12/1/50	2,259,644	1,818,176
2.00% 1/1/51	2,291,288	1,848,578
2.00% 2/1/51	6,195,020	4,992,384
2.00% 3/1/51	7,383,829	5,866,586
2.00% 8/1/51	3,201,732	2,571,815
2.00% 9/1/51	17,524,788	13,939,712
2.00% 1/1/52	7,954,154	6,412,851
2.50% 8/1/50	10,894,269	9,217,334
2.50% 6/1/51	8,293,194	7,006,934
2.50% 8/1/51	15,686,022	13,207,417
2.50% 12/1/51	4,218,413	3,523,687
2.50% 2/1/52	25,401,261	21,182,368
3.00% 9/1/42	562,331	513,140
3.00% 10/1/46	501,392	446,039
3.00% 4/1/47	4,256,191	3,764,953
3.00% 11/1/48	1,628,464	1,446,487
3.00% 12/1/49	9,998,745	8,808,030
3.00% 7/1/50	1,791,978	1,573,632
3.00% 8/1/50	1,601,347	1,392,987
3.00% 7/1/51	9,096,175	7,980,373
3.00% 8/1/51	9,359,404	8,194,659
3.00% 12/1/51	1,381,305	1,212,798
3.00% 6/1/52	9,412,073	8,244,888
3.50% 7/1/47	16,416,707	15,401,682
3.50% 1/1/48	550,542	509,072
3.50% 2/1/48	3,200,015	2,926,610
3.50% 12/1/49	578,313	528,610
3.50% 1/1/50	1,695,560	1,555,110
3.50% 3/1/50	1,859,979	1,702,142
3.50% 8/1/50	4,391,370	4,050,864
3.50% 5/1/52	6,633,990	6,054,351
3.50% 6/1/52	2,595,562	2,346,439
3.50% 9/1/52	11,747,867	10,743,474

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 2/1/47	107,627	$ 101,699
4.00% 3/1/47	3,845,777	3,651,213
4.00% 4/1/47	1,050,286	994,824
4.00% 10/1/48	5,387,527	5,122,197
4.00% 8/1/51	5,016,845	4,830,468
4.00% 6/1/52	2,298,988	2,146,572
4.00% 9/1/52	6,535,214	6,101,592
4.50% 7/1/40	15,916	15,837
4.50% 8/1/41	17,634	17,474
4.50% 2/1/46	13,590	13,418
4.50% 5/1/46	283,190	280,895
4.50% 4/1/48	1,321,372	1,317,175
4.50% 9/1/48	16,293	15,811
4.50% 1/1/49	9,076,843	8,836,702
4.50% 1/1/50	12,657,283	12,478,759
4.50% 4/1/50	1,572,608	1,530,734
4.50% 12/1/52	622,468	596,431
4.50% 2/1/53	7,425,135	7,115,063
5.00% 7/1/47	4,610,597	4,654,412
5.00% 7/1/49	4,800,581	4,789,004
5.00% 1/1/51	5,569,791	5,546,299
5.00% 8/1/53	18,004,946	17,678,176
5.50% 5/1/44	5,684,191	5,855,752
5.50% 8/1/52	497,353	501,118
5.50% 10/1/52	8,708,660	8,734,581
5.50% 11/1/52	8,168,887	8,226,808
6.00% 1/1/42	10,781,452	11,282,128
6.00% 5/1/53	5,260,729	5,360,504
6.00% 7/1/53	4,193,060	4,311,658
6.00% 9/1/53	15,934,180	16,189,383
7.50% 5/1/31	1,811	1,810
Fannie Mae S.F. 30 yr TBA
5.50% 5/1/55	33,571,000	33,498,527
6.00% 5/1/55	29,683,000	30,110,768
Freddie Mac S.F. 15 yr
2.00% 1/1/37	11,755,214	10,757,865
3.00% 3/1/35	17,207,113	16,469,472
Freddie Mac S.F. 20 yr
2.00% 5/1/42	5,493,866	4,694,471
2.00% 8/1/42	8,253,221	7,071,585
2.50% 6/1/41	13,081,153	11,548,758

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
2.50% 2/1/42	1,872,335	$ 1,649,409
2.50% 3/1/42	5,651,057	4,974,363
3.00% 3/1/37	1,357,059	1,285,843
3.00% 4/1/42	974,504	880,463
3.00% 6/1/42	5,560,349	5,021,188
5.00% 5/1/29	5,963	6,004
5.00% 11/1/42	5,567,299	5,578,399
Freddie Mac S.F. 30 yr
2.00% 3/1/52	841	668
2.50% 10/1/51	15,692,449	13,209,075
3.00% 8/1/42	381,546	348,371
3.00% 1/1/43	461,074	419,828
3.00% 11/1/46	78,522	69,893
3.00% 12/1/46	206,028	182,510
3.00% 1/1/47	4,555,796	4,042,437
3.00% 1/1/50	1,421,330	1,256,521
3.00% 7/1/50	3,033,966	2,684,471
3.00% 5/1/51	11,947,371	10,608,754
3.00% 8/1/51	3,323,130	2,912,183
3.00% 8/1/52	4,385,824	3,854,849
3.50% 11/1/48	4,280,104	3,946,135
3.50% 2/1/49	26,747,313	24,221,885
3.50% 4/1/52	10,273,901	9,316,554
4.00% 9/1/52	22,041,247	20,596,847
4.50% 1/1/49	5,612,626	5,453,282
4.50% 8/1/49	3,502,372	3,409,439
4.50% 7/1/52	7,173,551	6,875,804
4.50% 9/1/52	2,390,256	2,290,100
4.50% 10/1/52	25,819,878	24,738,898
4.50% 11/1/52	1,190,579	1,140,777
5.00% 9/1/34	133	135
5.00% 7/1/52	25,400,901	25,228,005
5.00% 9/1/52	289,804	286,969
5.00% 11/1/52	953,868	936,568
5.00% 6/1/53	6,016,563	5,928,792
5.50% 9/1/41	3,976,539	4,089,521
5.50% 9/1/52	7,854,754	7,931,489
5.50% 11/1/52	5,596,601	5,629,128
5.50% 2/1/53	7,709,666	7,732,874
5.50% 3/1/53	12,114,180	12,230,093
5.50% 6/1/53	3,918,313	3,916,474

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 9/1/53	12,559,564	$ 12,622,613
GNMA I S.F. 30 yr
3.00% 3/15/45	732,389	653,857
3.00% 3/15/50	842,453	747,797
4.00% 1/15/41	138,093	131,849
4.00% 10/15/41	82,812	78,604
4.50% 6/15/40	100,499	98,406
5.00% 12/15/35	52,610	52,101
5.50% 10/15/42	4,183,107	4,305,041
GNMA II
3.25% 11/20/35	268,188	256,669
4.00% 8/20/31	154,640	153,589
4.00% 6/20/36	281,082	273,346
GNMA II S.F. 30 yr
3.00% 8/20/50	1,610,872	1,455,976
3.00% 12/20/51	1,209,994	1,071,605
4.00% 12/20/40	149,011	141,921
4.00% 12/20/44	105,307	100,161
5.00% 9/20/52	3,070,119	3,025,501
5.50% 6/20/49	6,852,912	6,950,041
5.50% 2/20/54	5,775,195	5,809,664
Total Agency Mortgage-Backed Securities (cost $798,913,215)		761,804,744

Collateralized Loan Obligations — 2.58%
AGL CLO 17 Series 2022-17A AR 144A 5.219% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	5,450,000	5,398,999
Aimco CLO 15 Series 2021-15A D1R 144A 7.034% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	1,525,000	1,500,922
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.252% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	6,650,000	6,590,489
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	1,600,000	1,580,413
Black Diamond CLO DAC Series 2017-2A A2 144A 5.834% (TSFR03M + 1.56%, Floor 1.30%) 1/20/32 #, •	213,077	212,994
Canyon Capital CLO Series 2019-2A AR2 144A 5.266% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	2,850,000	2,829,896

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Canyon CLO Series 2020-2A AR2 144A 5.286% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	4,100,000	$ 4,072,817
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	1,850,000	1,824,540
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	1,850,000	1,821,029
Dryden 109 CLO Series 2022-109A DR 144A 6.956% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,850,000	1,791,516
Elmwood CLO 22 Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, =, •	1,550,000	1,523,805
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	1,850,000	1,819,551
Magnetite Xlv Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	1,550,000	1,529,075
Man GLG US CLO Series 2018-1A A1R 144A 5.671% (TSFR03M + 1.40%) 4/22/30 #, •	1,267,166	1,267,000
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.968% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •	1,200,000	1,169,816
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.211% (TSFR03M + 0.95%, Floor 0.95%) 7/16/35 #, •	1,200,000	1,192,871
Oaktree CLO Series 2020-1A D1RR 144A 6.856% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	1,650,000	1,608,503
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.259% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	5,900,000	5,853,939
OFSI BSL XII Series 2023-12A D1R 144A 7.469% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •	1,700,000	1,654,834
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.119% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,800,000	1,798,290
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	1,850,000	1,822,157
Signal Peak CLO 5Series 2018-5A A1R 144A 5.832% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,405,821
TCW CLO Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,850,000	1,795,460

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Venture 42 CLO Series 2021-42A A1A 144A 5.648% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	$ 299,303
Wellington Management CLO 4Series 2025-4A D1 144A 6.829% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	1,650,000	1,612,585
Zais CLO 16 Series 2020-16A A1R2 144A 5.399% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	7,850,000	7,805,286
Total Collateralized Loan Obligations (cost $69,505,243)		68,781,911

Corporate Bonds — 35.03%
Banking — 9.64%
Access Bank 144A 6.125% 9/21/26 #	740,000	713,743
Akbank TAS
6.80% 6/22/31 μ, ■	400,000	394,820
144A 7.498% 1/20/30 #	460,000	461,121

Al Rajhi Sukuk 6.25% 7/21/30 μ, ψ, ■	825,000	833,766
Axis Bank 4.10% 9/8/26 μ, ψ, ■	755,000	724,886
Banco de Credito del Peru 144A 3.25% 9/30/31 #, μ	1,235,000	1,188,228
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	725,000	751,919
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ	520,000	508,627
144A 7.625% 1/10/28 #, μ, ψ	530,000	524,884

Bangkok Bank 144A 3.466% 9/23/36 #, μ	770,000	678,200
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	744,097
Bank of America
5.162% 1/24/31 μ	3,915,000	3,989,187
5.518% 10/25/35 μ	12,907,000	12,664,227
5.819% 9/15/29 μ	5,944,000	6,192,847
6.204% 11/10/28 μ	10,070,000	10,484,017
6.625% 5/1/30 μ, ψ	2,145,000	2,151,350
Bank of Montreal
7.30% 11/26/84 μ	1,144,000	1,127,099
7.70% 5/26/84 μ	3,059,000	3,121,431
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	7,723,000	7,688,038
4.942% 2/11/31 μ	3,060,000	3,114,007
6.30% 3/20/30 μ, ψ	2,575,000	2,592,832

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	500,000	$ 481,564
144A 8.125% 1/8/39 #, μ	480,000	489,538

BNP Paribas 144A 4.792% 5/9/29 #, μ	2,220,000	2,219,246
Burgan Bank 2.75% 12/15/31 μ, ■	745,000	703,560
Citibank 5.57% 4/30/34	3,445,000	3,556,888
Citigroup
5.61% 9/29/26 μ	2,033,000	2,040,157
5.612% 3/4/56 μ	2,455,000	2,347,758
6.02% 1/24/36 μ	2,565,000	2,573,404
6.75% 2/15/30 μ, ψ	3,280,000	3,157,286
7.00% 8/15/34 μ, ψ	1,950,000	1,939,555
Deutsche Bank
3.729% 1/14/32 μ	3,669,000	3,306,841
6.72% 1/18/29 μ	4,496,000	4,715,454
6.819% 11/20/29 μ	3,590,000	3,815,389
7.146% 7/13/27 μ	2,655,000	2,724,450
Goldman Sachs Group
5.016% 10/23/35 μ	4,705,000	4,560,670
5.218% 4/23/31 μ	3,880,000	3,952,537
5.561% 11/19/45 μ	3,720,000	3,580,780
5.734% 1/28/56 μ	4,075,000	3,972,249
6.484% 10/24/29 μ	11,585,000	12,294,611

Grupo Aval 144A 4.375% 2/4/30 #	680,000	598,949
Huntington Bancshares 6.208% 8/21/29 μ	4,255,000	4,425,589
ICICI Bank 144A 4.00% 3/18/26 #	640,000	636,792
JPMorgan Chase & Co.
3.109% 4/22/51 μ	1,215,000	803,561
5.012% 1/23/30 μ	3,080,000	3,132,364
5.103% 4/22/31 μ	3,270,000	3,330,060
5.14% 1/24/31 μ	2,290,000	2,339,384
5.571% 4/22/28 μ	3,335,000	3,411,500
5.572% 4/22/36 μ	4,290,000	4,389,597
6.254% 10/23/34 μ	2,060,000	2,213,211

Kookmin Bank 144A 2.50% 11/4/30 #	855,000	757,331
Lloyds Banking Group 5.721% 6/5/30 μ	2,215,000	2,291,562
Metropolitan Bank & Trust 5.375% 3/6/29 ■	655,000	668,422

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	$ 4,835,902
5.192% 4/17/31 μ		2,920,000	2,973,686
5.516% 11/19/55 μ		3,215,000	3,073,515
5.664% 4/17/36 μ		2,215,000	2,262,526
6.138% 10/16/26 μ		2,120,000	2,133,169
6.296% 10/18/28 μ		4,478,000	4,663,901
6.407% 11/1/29 μ		3,900,000	4,130,212
6.627% 11/1/34 μ		5,670,000	6,173,360

NBK SPC 144A 1.625% 9/15/27 #, μ		905,000	867,767
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ		510,000	506,175
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		815,000	806,451
PNC Financial Services Group 5.575% 1/29/36 μ		2,070,000	2,096,020
Popular 7.25% 3/13/28		2,235,000	2,310,639
Shinhan Bank 144A 5.75% 4/15/34 #		540,000	551,665
Shinhan Financial Group 144A 5.00% 7/24/28 #		370,000	376,625
Standard Chartered
144A 6.301% 1/9/29 #, μ		590,000	612,962
144A 7.625% 1/16/32 #, μ, ψ		675,000	665,612
State Street
4.834% 4/24/30		1,785,000	1,811,145
4.993% 3/18/27		3,400,000	3,452,731

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		845,000	829,461
Truist Bank 4.632% 9/17/29 μ		15,293,000	14,974,002
Truist Financial 4.95% 9/1/25 μ, ψ		5,260,000	5,234,327
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		735,000	733,539
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,499,058
144A 5.699% 2/8/35 #, μ		1,485,000	1,520,366
144A 6.85% 9/10/29 #, μ, ψ		4,100,000	4,034,033
144A 7.00% 2/10/30 #, μ, ψ		1,850,000	1,792,278

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	9,420,000	$ 7,798,462
4.653% 2/1/29 μ	2,558,000	2,566,962
5.046% 2/12/31 μ	3,085,000	3,126,341
5.384% 1/23/30 μ	1,040,000	1,065,287
5.424% 2/12/36 μ	1,650,000	1,655,939
5.678% 1/23/35 μ	2,620,000	2,670,574
5.727% 10/21/26 μ	555,000	557,771
6.787% 10/26/27 μ	1,475,000	1,524,965
Wells Fargo & Co.
5.244% 1/24/31 μ	2,355,000	2,404,527
5.605% 4/23/36 μ	4,395,000	4,464,521

Yapi ve Kredi Bankasi 144A 7.875% 1/22/31 #, μ	800,000	799,754
		256,635,815
Basic Industry — 1.16%
Anglo American Capital 144A 5.50% 5/2/33 #	780,000	781,248
AngloGold Ashanti Holdings 6.50% 4/15/40	730,000	739,049
Braskem Netherlands Finance 144A 8.00% 10/15/34 #	695,000	620,635
Celanese US Holdings
6.50% 4/15/30	309,000	302,257
6.75% 4/15/33	2,561,000	2,405,571

Cia de Minas Buenaventura 144A 6.80% 2/4/32 #	1,045,000	1,039,785
Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,810,000	3,584,203
CSN Resources 144A 8.875% 12/5/30 #	640,000	613,214
Dow Chemical 5.95% 3/15/55	2,815,000	2,626,182
First Quantum Minerals
144A 8.00% 3/1/33 #	275,000	272,423
144A 9.375% 3/1/29 #	575,000	603,866
FMG Resources August 2006
144A 5.875% 4/15/30 #	1,695,000	1,677,685
144A 6.125% 4/15/32 #	1,685,000	1,662,157

Freeport-McMoRan 5.45% 3/15/43	2,515,000	2,327,041
LD Celulose International 144A 7.95% 1/26/32 #	945,000	971,460
Magnera 144A 7.25% 11/15/31 #	1,795,000	1,699,165
Nexa Resources 144A 6.60% 4/8/37 #	800,000	790,088
Novelis 144A 4.75% 1/30/30 #	3,315,000	3,085,954
Nucor 5.10% 6/1/35	3,620,000	3,554,548
Sasol Financing USA 144A 8.75% 5/3/29 #	760,000	721,158

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Usiminas International 144A 7.50% 1/27/32 #		905,000	$ 906,131
			30,983,820
Brokerage — 0.71%
Blackstone Reg Finance 5.00% 12/6/34		4,335,000	4,250,796
Jefferies Finance 144A 5.00% 8/15/28 #		3,215,000	2,994,443
Jefferies Financial Group
2.625% 10/15/31		4,525,000	3,817,340
5.875% 7/21/28		4,614,000	4,736,872
6.50% 1/20/43		3,120,000	3,067,693
			18,867,144
Capital Goods — 2.23%
Amcor Flexibles North America 144A 5.50% 3/17/35 #		2,035,000	2,031,259
Amphenol 2.20% 9/15/31		3,480,000	3,024,507
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,172,000	4,732,614
Beacon Roofing Supply 144A 6.75% 4/30/32 #		1,282,000	1,288,521
Boeing
2.196% 2/4/26		6,805,000	6,668,663
6.858% 5/1/54		9,375,000	10,022,953
Bombardier
144A 7.00% 6/1/32 #		1,650,000	1,671,419
144A 7.25% 7/1/31 #		1,650,000	1,691,423

Deere & Co. 5.70% 1/19/55		2,160,000	2,224,471
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	2,400,000	2,325,236
0.625% 4/6/30 ■	EUR	2,300,000	2,321,133
Holcim Finance US
144A 4.70% 4/7/28 #		1,560,000	1,572,050
144A 4.95% 4/7/30 #		1,565,000	1,581,803
144A 5.40% 4/7/35 #		1,025,000	1,025,063
Northrop Grumman
4.75% 6/1/43		925,000	821,714
5.20% 6/1/54		4,040,000	3,725,189

Quikrete Holdings 144A 6.375% 3/1/32 #		2,100,000	2,113,610
Resideo Funding 144A 6.50% 7/15/32 #		1,260,000	1,251,480
Standard Industries 144A 3.375% 1/15/31 #		4,106,000	3,629,737
TransDigm
144A 6.625% 3/1/32 #		1,650,000	1,692,247
144A 6.875% 12/15/30 #		1,650,000	1,701,386

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

United Rentals North America 3.875% 2/15/31	2,416,000	$ 2,208,527
		59,325,005
Communications — 3.55%
AT&T
3.50% 9/15/53	9,980,000	6,686,729
6.30% 1/15/38	1,920,000	2,063,828

ATP Tower Holdings 144A 7.875% 2/3/30 #	1,050,000	1,049,571
CCO Holdings 144A 4.25% 1/15/34 #	3,425,000	2,887,423
Charter Communications Operating
3.85% 4/1/61	8,730,000	5,172,524
4.40% 12/1/61	4,000	2,600

Connect Finco 144A 9.00% 9/15/29 #	3,560,000	3,334,718
CT Trust 144A 5.125% 2/3/32 #	675,000	614,975
HTA Group 144A 7.50% 6/4/29 #	795,000	799,017
IHS Holding 144A 8.25% 11/29/31 #	1,530,000	1,477,139
Iliad Holding 144A 8.50% 4/15/31 #	210,000	221,734
Meta Platforms
4.30% 8/15/29	2,130,000	2,150,513
4.55% 8/15/31	935,000	948,235
4.75% 8/15/34	1,905,000	1,898,141
5.40% 8/15/54	2,190,000	2,109,065

Midcontinent Communications 144A 8.00% 8/15/32 #	3,360,000	3,429,713
Millicom International Cellular 144A 7.375% 4/2/32 #	554,000	561,146
Prosus 144A 3.061% 7/13/31 #	860,000	742,755
Rogers Communications 5.30% 2/15/34	4,880,000	4,811,748
Sable International Finance 144A 7.125% 10/15/32 #	800,000	787,276
Silknet JSC 144A 8.375% 1/31/27 #	710,000	719,189
Sirius XM Radio 144A 4.125% 7/1/30 #	4,305,000	3,855,759
Sitios Latinoamerica 144A 6.00% 11/25/29 #	770,000	774,505
Sprint Capital 6.875% 11/15/28	4,690,000	5,017,661
Telecom Argentina 144A 9.50% 7/18/31 #	880,000	923,560
Time Warner Cable 7.30% 7/1/38	10,225,000	10,679,339
T-Mobile USA
3.00% 2/15/41	13,210,000	9,459,282
3.75% 4/15/27	5,850,000	5,788,265
5.125% 5/15/32	1,130,000	1,142,848
5.75% 1/15/34	1,465,000	1,523,973
5.875% 11/15/55	3,915,000	3,862,368

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	765,000	$ 769,122
Verizon Communications
2.875% 11/20/50	2,755,000	1,692,558
5.25% 4/2/35	2,260,000	2,272,458

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,333,147
		94,562,884
Consumer Cyclical — 1.49%
Alibaba Group Holding
2.70% 2/9/41	580,000	394,747
144A 5.25% 5/26/35 #	665,000	662,062

Caesars Entertainment 144A 6.50% 2/15/32 #	3,300,000	3,320,140
Carnival 144A 4.00% 8/1/28 #	1,730,000	1,651,190
El Puerto de Liverpool 144A 6.658% 1/22/37 #	815,000	822,563
Ford Motor Credit
2.90% 2/16/28	1,425,000	1,304,767
2.90% 2/10/29	940,000	836,736
4.542% 8/1/26	2,577,000	2,536,096
5.80% 3/5/27	405,000	402,827
5.80% 3/8/29	2,695,000	2,646,947
6.798% 11/7/28	1,305,000	1,331,998
6.80% 5/12/28	2,995,000	3,041,064

Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	3,250
General Motors Financial
5.60% 6/18/31	1,170,000	1,173,512
5.625% 4/4/32	1,445,000	1,434,760
5.95% 4/4/34	3,347,000	3,333,280
Home Depot
4.875% 6/25/27	1,205,000	1,227,591
4.95% 6/25/34	3,370,000	3,390,280

Hyundai Capital Services 144A 5.25% 1/22/28 #	810,000	823,058
Meituan 144A 4.625% 10/2/29 #	880,000	875,563
Melco Resorts Finance 144A 7.625% 4/17/32 #	905,000	874,471
Sands China
3.25% 8/8/31	520,000	443,930
4.375% 6/18/30	595,000	551,696
VICI Properties
144A 4.625% 12/1/29 #	1,315,000	1,278,702
4.95% 2/15/30	3,880,000	3,855,509
5.625% 4/1/35	1,445,000	1,431,421
		39,648,160

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 1.98%
AbbVie 5.35% 3/15/44	1,775,000	$ 1,718,172
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	675,585
Biocon Biologics Global 144A 6.67% 10/9/29 #	665,000	599,738
Bunge Limited Finance 4.20% 9/17/29	4,050,000	4,000,435
DaVita
144A 3.75% 2/15/31 #	1,725,000	1,518,051
144A 4.625% 6/1/30 #	1,550,000	1,442,810
Eli Lilly & Co.
5.10% 2/12/35	3,085,000	3,151,482
5.50% 2/12/55	2,165,000	2,172,379

HCA 5.45% 9/15/34	4,710,000	4,675,790
Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	615,000	494,851
Mars
144A 4.80% 3/1/30 #	4,000,000	4,050,303
144A 5.20% 3/1/35 #	3,520,000	3,535,306
144A 5.65% 5/1/45 #	2,335,000	2,320,534
144A 5.70% 5/1/55 #	2,805,000	2,766,922

MHP Lux 144A 6.95% 4/3/26 #	715,000	664,056
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	1,674,568
2.606% 8/1/60	1,600,000	876,126
4.063% 8/1/56	130,000	100,441

NYU Langone Hospitals 3.38% 7/1/55	1,455,000	970,778
PepsiCo 5.00% 2/7/35	1,240,000	1,252,940
Royalty Pharma
1.75% 9/2/27	3,955,000	3,709,515
3.35% 9/2/51	5,187,000	3,235,746
5.90% 9/2/54	3,376,000	3,181,116

Sysco 5.10% 9/23/30	1,890,000	1,925,701
Tenet Healthcare 4.25% 6/1/29	1,015,000	967,769
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	389,131
6.75% 3/1/28	540,000	553,519
		52,623,764
Electric — 2.99%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	524,155
AEP Texas 5.40% 6/1/33	1,180,000	1,180,616
AES Andes
144A 6.25% 3/14/32 #	825,000	825,871
144A 8.15% 6/10/55 #, μ	685,000	699,384

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Appalachian Power 4.50% 8/1/32	5,410,000	$ 5,192,096
Berkshire Hathaway Energy 2.85% 5/15/51	6,055,000	3,607,346
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	776,550	802,176
Cikarang Listrindo 144A 5.65% 3/12/35 #	1,570,000	1,566,089
Constellation Energy Generation 5.75% 3/15/54	3,900,000	3,688,518
Dominion Energy
6.625% 5/15/55 μ	2,380,000	2,345,940
Series A 6.875% 2/1/55 μ	3,150,000	3,241,556

Duke Energy 6.45% 9/1/54 μ	1,170,000	1,175,384
Engie Energia Chile 144A 6.375% 4/17/34 #	815,000	840,861
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,027,926
Entergy Texas 3.55% 9/30/49	2,160,000	1,503,536
Exelon 5.45% 3/15/34	1,430,000	1,451,679
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,825,000	6,633,327
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	775,000	726,211
JSW Hydro Energy 144A 4.125% 5/18/31 #	667,438	595,467
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	690,184	677,889
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	502,455	483,030
NextEra Energy Capital Holdings
5.55% 3/15/54	2,070,000	1,938,067
6.375% 8/15/55 μ	1,105,000	1,110,092
6.50% 8/15/55 μ	1,365,000	1,375,988
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,029,829
4.50% 4/1/47	1,725,000	1,393,335
5.05% 10/1/48	3,280,000	2,866,017
6.20% 12/1/53	825,000	827,866

Pacific Gas & Electric 3.30% 8/1/40	3,808,000	2,751,907
PacifiCorp
5.10% 2/15/29	740,000	755,101
5.45% 2/15/34	1,260,000	1,270,190
5.80% 1/15/55	1,305,000	1,246,208

PG&E 5.25% 7/1/30	2,515,000	2,425,143
Saavi Energia 144A 8.875% 2/10/35 #	740,000	744,625
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	770,094	749,394
Southern California Edison
4.00% 4/1/47	1,720,000	1,234,551
5.20% 6/1/34	3,145,000	3,023,873

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	739,260	$ 740,019
Vistra 144A 7.00% 12/15/26 #, μ, ψ	3,785,000	3,825,293
Vistra Operations
144A 5.125% 5/13/25 #	4,511,000	4,511,005
144A 6.95% 10/15/33 #	3,625,000	3,895,088
		79,502,648
Energy — 4.27%
3R Lux 144A 9.75% 2/5/31 #	575,000	564,756
Azule Energy Finance 144A 8.125% 1/23/30 #	790,000	761,718
BP Capital Markets 4.875% 3/22/30 μ, ψ	9,525,000	9,069,975
BP Capital Markets America
4.812% 2/13/33	2,948,000	2,894,713
5.227% 11/17/34	6,350,000	6,349,165

Canacol Energy 144A 5.75% 11/24/28 #	380,000	176,727
ConocoPhillips
5.00% 1/15/35	3,325,000	3,274,339
5.05% 9/15/33	6,945,000	6,955,827
5.50% 1/15/55	3,215,000	2,984,436

Diamondback Energy 5.20% 4/18/27	1,655,000	1,678,881
EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	422,394
El Paso Natural Gas 8.375% 6/15/32	690,000	798,446
Enbridge
5.25% 4/5/27	3,020,000	3,065,701
5.75% 7/15/80 μ	1,425,000	1,368,310
Energy Transfer
5.95% 5/15/54	2,570,000	2,339,305
6.05% 9/1/54	330,000	301,968
6.10% 12/1/28	6,170,000	6,456,268
6.50% 11/15/26 μ, ψ	9,375,000	9,333,689
Enterprise Products Operating
4.95% 2/15/35	2,250,000	2,208,091
5.35% 1/31/33	630,000	643,470
5.55% 2/16/55	2,125,000	1,988,365
7.358% 6/1/67 μ	975,000	950,986

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,511,157	1,332,806
Geopark 144A 8.75% 1/31/30 #	1,025,000	887,213
GNL Quintero 144A 4.634% 7/31/29 #	807,640	797,449
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	1,060,000	1,088,597
Guara Norte 144A 5.198% 6/15/34 #	886,502	822,001

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,735,000	$ 1,563,798
144A 6.25% 4/15/32 #	1,650,000	1,437,385

Medco Maple Tree 144A 8.96% 4/27/29 #	865,000	889,868
MV24 Capital 144A 6.748% 6/1/34 #	800,987	764,110
NGL Energy Operating 144A 8.375% 2/15/32 #	2,200,000	2,008,181
Occidental Petroleum
5.375% 1/1/32	1,760,000	1,675,811
5.55% 10/1/34	1,210,000	1,130,456
6.125% 1/1/31	4,790,000	4,841,104
ONEOK
5.05% 11/1/34	2,271,000	2,154,801
5.70% 11/1/54	2,020,000	1,795,083

ORLEN 144A 6.00% 1/30/35 #	1,035,000	1,047,533
Raizen Fuels Finance 144A 6.95% 3/5/54 #	1,025,000	969,848
Reliance Industries 144A 2.875% 1/12/32 #	900,000	785,221
SEPLAT Energy 144A 9.125% 3/21/30 #	835,000	796,360
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	500,000	521,462
Targa Resources Partners 5.00% 1/15/28	5,905,000	5,904,477
Tecpetrol 144A 7.625% 1/22/33 #	840,000	842,940
Tennessee Gas Pipeline
144A 2.90% 3/1/30 #	7,605,000	6,960,886
8.375% 6/15/32	700,000	807,897

Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	660,000	683,179
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	7,850,000	6,629,430
		113,725,426
Finance Companies — 2.84%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,478,864
3.00% 10/29/28	12,792,000	12,085,664
5.10% 1/19/29	2,000,000	2,022,511
6.50% 7/15/25	3,600,000	3,605,495
Air Lease
3.00% 2/1/30	14,315,000	13,201,767
4.125% 12/15/26 μ, ψ	2,432,000	2,248,388
4.625% 10/1/28	5,801,000	5,800,092
5.10% 3/1/29	4,350,000	4,412,649
5.20% 7/15/31	475,000	478,641

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Apollo Debt Solutions 6.70% 7/29/31	6,130,000	$ 6,241,737
Aviation Capital Group 144A 5.375% 7/15/29 #	3,350,000	3,383,631
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	605,000	600,448
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	2,000,000	1,970,783
144A 6.00% 11/22/34 #	1,540,000	1,470,766
Blue Owl Credit Income
144A 5.80% 3/15/30 #	7,245,000	7,104,983
144A 6.60% 9/15/29 #	2,475,000	2,503,936

Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 PIK, 144A 11.00% 9/12/31 #, >	681,750	658,571
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	1,130,000	1,118,067
UWM Holdings 144A 6.625% 2/1/30 #	3,110,000	3,078,363
		75,465,356
Financial Services — 0.03%
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	540,000	556,314
Sunac China Holdings
144A 6.00% 9/30/26 #, ‡	986,637	120,863
144A 6.25% 9/30/27 #, ‡	574,277	78,963
		756,140
Industrials — 0.03%
Celestial Dynasty 6.375% 8/22/28 ■	850,000	812,035
		812,035
Insurance — 0.83%
200 Park Funding Trust 144A 5.74% 2/15/55 #	2,485,000	2,428,360
AIA Group 144A 5.375% 4/5/34 #	660,000	666,449
Arthur J Gallagher & Co. 5.55% 2/15/55	2,165,000	2,042,034
Athene Holding
3.45% 5/15/52	3,910,000	2,448,117
3.95% 5/25/51	2,880,000	1,986,404
6.625% 10/15/54 μ	2,710,000	2,610,638

Marsh & McLennan 5.35% 11/15/44	5,460,000	5,269,358
New York Life Global Funding 144A 5.45% 9/18/26 #	4,565,000	4,644,328
		22,095,688
Natural Gas — 0.33%
Atmos Energy 2.85% 2/15/52	2,145,000	1,311,168

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Sempra
4.875% 10/15/25 μ, ψ	1,810,000	$ 1,790,422
6.40% 10/1/54 μ	6,324,000	5,783,878
		8,885,468
Real Estate Investment Trusts — 0.28%
Extra Space Storage 5.40% 2/1/34	5,500,000	5,456,381
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	905,000	867,443
Trust Fibra Uno
144A 4.869% 1/15/30 #	575,000	533,479
144A 7.375% 2/13/34 #	635,000	629,421
		7,486,724
Technology — 2.19%
Accenture Capital
4.25% 10/4/31	2,380,000	2,355,527
4.50% 10/4/34	5,030,000	4,850,328

Broadcom 5.05% 7/12/29	4,875,000	4,971,873
CDW 3.276% 12/1/28	12,405,000	11,662,487
Cloud Software Group 144A 6.50% 3/31/29 #	4,025,000	4,030,268
Entegris 144A 4.75% 4/15/29 #	3,030,000	2,952,725
Foundry JV Holdco 144A 6.10% 1/25/36 #	3,200,000	3,264,094
Iron Mountain 144A 5.25% 7/15/30 #	1,700,000	1,649,153
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	4,475,000	4,185,934
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	770,000	755,177
Leidos 5.50% 3/15/35	3,340,000	3,326,432
Oracle
5.25% 2/3/32	6,545,000	6,638,656
6.00% 8/3/55	1,820,000	1,771,991
Synopsys
5.15% 4/1/35	2,500,000	2,506,301
5.70% 4/1/55	1,880,000	1,818,661

TSMC Arizona 2.50% 10/25/31	1,275,000	1,133,048
TSMC Global 144A 2.25% 4/23/31 #	520,000	458,967
		58,331,622
Transportation — 0.46%
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	490,000	445,341
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	585,300	601,871

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	550,000	$ 559,108
International Container Terminal Services 4.75% 6/17/30 ■	775,000	764,666
Latam Airlines Group 144A 7.875% 4/15/30 #	1,035,000	1,014,300
Movida Europe 144A 7.85% 4/11/29 #	675,000	595,138
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,180,533
Union Pacific
5.10% 2/20/35	2,885,000	2,905,867
5.60% 12/1/54	4,260,000	4,191,226
		12,258,050
Utilities — 0.02%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	618,313
		618,313
Total Corporate Bonds (cost $951,660,402)		932,584,062

Government Agency Obligations — 1.06%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	439,412
Airport Authority 144A 4.875% 7/15/30 #	465,000	479,433
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #	400,000	399,875
Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	757,566	753,589
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	619,159
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	306,835
144A 4.25% 7/17/42 #	400,000	314,746
144A 6.33% 1/13/35 #	465,000	482,484

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	201,258
DP World Crescent 5.50% 5/8/35	1,070,000	1,059,236
Ecopetrol 5.875% 11/2/51	900,000	575,474
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	860,027	854,651
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	520,000	515,364
Freeport Indonesia 144A 5.315% 4/14/32 #	720,000	711,828
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	995,709
Georgian Railway JSC 4.00% 6/17/28 ■	320,000	284,384
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	377,405

	Principalamount°	Value (US $)

Government Agency Obligations (continued)

KazMunayGas National 144A 5.375% 4/24/30 #	495,000	$ 484,536
Ma'aden Sukuk 144A 5.25% 2/13/30 #	1,335,000	1,357,489
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	695,000	715,351
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	850,000	838,637
OCP
144A 3.75% 6/23/31 #	350,000	309,290
144A 5.125% 6/23/51 #	640,000	470,798
144A 6.10% 4/30/30 #	200,000	200,331
144A 7.50% 5/2/54 #	655,000	645,175

Ooredoo International Finance 144A 4.625% 10/10/34 #	765,000	751,653
Oryx Funding 144A 5.80% 2/3/31 #	685,000	686,829
Perusahaan Perseroan Persero Perusahaan Listrik Negara
144A 4.00% 6/30/50 #	805,000	558,254
144A 4.125% 5/15/27 #	795,000	783,790
144A 5.25% 5/15/47 #	870,000	746,441
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	886,698
7.69% 1/23/50	465,000	339,554
10.00% 2/7/33	300,000	300,661
Petronas Capital
144A 2.48% 1/28/32 #	800,000	684,560
144A 4.95% 1/3/31 #	570,000	578,622
144A 5.848% 4/3/55 #	865,000	861,117

PTTEP Treasury Center 144A 2.587% 6/10/27 #	475,000	456,685
QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,394,990
QNB Bank 10.75% 11/15/33 μ, ■	690,000	751,574
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	126,152
144A 4.25% 4/16/39 #	1,167,000	1,006,356
144A 5.75% 7/17/54 #	470,000	440,155

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	682,458	561,948
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	1,005,000	999,654
YPF 144A 9.50% 1/17/31 #	920,000	949,674
Total Government Agency Obligations (cost $29,643,202)		28,257,816

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 4.12%
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	983	$ 960
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,750,000	12,327,799
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,300,000	5,155,632
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	13,140,734
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,796,425	10,981,785
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,626,982
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	4,230,824

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,488,000	5,501,032
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	7,100,000	7,196,615
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	17,550,000	17,881,281
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	3,250,000	3,344,878
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	4,179,869	4,179,638
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	10,986	10,954
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,189,117
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	3,600,000	3,612,979
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	14,000,000	14,203,370
Total Non-Agency Asset-Backed Securities (cost $110,201,767)		109,584,580

Non-Agency Collateralized Mortgage Obligations — 3.19%
Connecticut Avenue Securities SeriesSeries 2025-R01 1M2 144A 5.853% (SOFR + 1.50%) 1/25/45 #, •	410,000	406,683
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.561% 7/25/43 #, •	1,482,562	1,152,501
Series 2015-1 B1 144A 3.628% 1/25/45 #, •	410,174	400,113
Series 2015-1 B2 144A 3.628% 1/25/45 #, •	231,927	226,131

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	10,414	2,733

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	13,436	$ 12,784
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	114,197	102,212
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.617% 12/25/30 •	472,978	89,873
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.254% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,917,013
Series 2022-R02 2M2 144A 7.354% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,244,000
Series 2024-R04 1M1 144A 5.454% (SOFR + 1.10%) 5/25/44 #, •	7,102,787	7,095,091
Series 2025-R02 1M2 144A 5.953% (SOFR + 1.60%) 2/25/45 #, •	600,000	597,000
Series 2025-R03 2M1 144A 5.954% (SOFR + 1.60%) 3/25/45 #, •	4,250,038	4,265,976
CSMC Trust
Series 2013-7 B4 144A 3.543% 8/25/43 #, •	909,960	770,182
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,411,481	1,282,991

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,406,977	2,140,299
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.004% (SOFR + 1.65%) 1/25/34 #, •	3,457,512	3,468,154
Series 2021-HQA2 M2 144A 6.404% (SOFR + 2.05%) 12/25/33 #, •	11,317,458	11,445,566
Series 2022-DNA1 M2 144A 6.854% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,548,125
Series 2022-DNA2 M2 144A 8.104% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,074,147
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	472,332	427,474
Series 2016-SC02 1A 3.00% 10/25/46	157,989	136,420

FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	80,000	78,508
JPMorgan Mortgage Trust
Series 2004-A3 4A2 7.633% 7/25/34 •	2,476	2,389
Series 2014-2 B1 144A 3.402% 6/25/29 #, •	546,605	523,560
Series 2014-2 B2 144A 3.402% 6/25/29 #, •	216,947	206,991
Series 2015-4 B1 144A 3.509% 6/25/45 #, •	1,080,325	1,012,578
Series 2015-4 B2 144A 3.509% 6/25/45 #, •	786,464	728,080

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A 3.786% 10/25/46 #, •	783,919	$ 728,450
Series 2016-4 B2 144A 3.786% 10/25/46 #, •	1,353,007	1,243,061
Series 2017-1 B3 144A 3.447% 1/25/47 #, •	2,542,783	2,283,498
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	199,609	181,083
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,487,841	4,933,517
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	189,585	167,983
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	902,875	778,050
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,699,969	1,385,538
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,341,262	2,719,912
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	3,804,019	3,094,237
Series 2021-13 B1 144A 3.139% 4/25/52 #, •	4,575,836	3,830,890
JPMorgan Trust
Series 2015-1 B2 144A 5.724% 12/25/44 #, •	703,352	678,426
Series 2015-5 B2 144A 5.866% 5/25/45 #, •	467,345	466,955
Series 2015-6 B1 144A 3.501% 10/25/45 #, •	699,899	666,524
Series 2015-6 B2 144A 3.501% 10/25/45 #, •	646,190	610,638
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,573,056	1,280,075
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,568,949	1,275,791

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	148	146
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	380,803	369,120
Radnor Re Series 2024-1 M1B 144A 7.254% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	550,000	554,033
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,679,997	1,367,097
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,633,514	2,955,727
Sequoia Mortgage Trust
Series 2013-4 B2 3.434% 4/25/43 •	236,189	227,828
Series 2015-1 B2 144A 3.937% 1/25/45 #, •	456,903	439,673
Series 2015-2 B2 144A 3.754% 5/25/45 #, •	137,715	132,037
Series 2017-5 B1 144A 3.786% 8/25/47 #, •	188,963	178,144
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,288,779	1,049,888
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,226	60
Series 1998-2 C 6.75% 5/2/30 •	1,464	20
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,462,339
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	168,902	166,427

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	486,896	$ 421,893
Total Non-Agency Collateralized Mortgage Obligations (cost $92,157,406)		85,006,634

Non-Agency Commercial Mortgage-Backed Securities — 8.35%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,571,641
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,870,924
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,776,490
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,527,958
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,925,864
Series 2020-BN29 A4 1.997% 11/15/53	5,400,000	4,574,662
Series 2022-BNK39 B 3.347% 2/15/55 •	3,195,000	2,721,735
Series 2022-BNK39 C 3.378% 2/15/55 •	2,092,000	1,716,494
Series 2022-BNK40 B 3.504% 3/15/64 •	4,550,000	3,899,862

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	28,955
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	10,413,009
Series 2020-B17 A5 2.289% 3/15/53	10,075,000	8,860,583
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,590,510
Series 2020-B19 A5 1.85% 9/15/53	835,000	718,672
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	3,086,246
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	7,200,988
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	4,368,860
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,667,088
Series 2022-B32 C 3.571% 1/15/55 •	5,500,000	4,044,599
Series 2022-B33 B 3.734% 3/15/55 •	2,250,000	1,911,285
Series 2022-B33 C 3.734% 3/15/55 •	2,250,000	1,824,802
Series 2022-B34 A5 3.786% 4/15/55 •	6,115,000	5,594,557
Series 2022-B35 A5 4.591% 5/15/55 •	11,055,000	10,600,320

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,225,813
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,751,663
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,406,831
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,972,386
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,258,156

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	$ 1,813,782
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,222,793

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	9,864,056
COMM Mortgage Trust Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,267,613
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,128,052
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.439% 11/5/34 #, •	1,000,000	391,530
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,843,003
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,404,914
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	114,574
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,885,934
Series 2019-GC42 A4 3.00% 9/10/52	5,440,000	5,043,137
Series 2020-GC47 A5 2.377% 5/12/53	5,373,000	4,821,354

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	6,345,848	6,301,039
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,470,868
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	277,432
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	1,959,572	1,836,231
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,889,614
Series 2016-JP2 AS 3.056% 8/15/49	180,000	171,810

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.531% 10/15/48	4,045,000	4,021,132
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,301,318
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,742,011
Series 2020-HR8 A4 2.041% 7/15/53	6,609,000	5,764,238
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,334,653
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,763,100
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,609,566
Total Non-Agency Commercial Mortgage-Backed Securities (cost $242,583,811)		222,394,707

	Principalamount°	Value (US $)

Loan Agreements — 3.83%
Basic Industry — 0.08%
A-Ap Buyer 7.072% (SOFR01M + 2.75%) 9/9/31 •	2,069,812	$ 2,074,987
		2,074,987
Brokerage — 0.16%
Jefferies Finance 7.323% (SOFR01M + 3.00%) 10/21/31 •	1,551,113	1,543,357
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	2,742,857	2,745,943
		4,289,300
Capital Goods — 0.69%
Alliance Laundry Systems Tranche B 7.072% (SOFR03M + 2.75%) 8/19/31 •	2,410,000	2,395,880
Azorra Soar TLB Finance Limited 7.799% (SOFR03M + 3.50%) 10/18/29 •	1,502,450	1,500,572
Indicor Tranche D 7.049% (SOFR03M + 2.75%) 11/22/29 •	4,488,750	4,455,785
Standard Industries 6.069% (SOFR01M + 1.75%) 9/22/28 •	1,609,631	1,613,856
SunSource Borrower 8.422% (SOFR01M + 4.10%) 3/25/31 •	3,351,150	3,235,954
White Cap Buyer Tranche C 7.573% (SOFR01M + 3.25%) 10/19/29 •	5,177,025	5,060,542
		18,262,589
Communications — 0.48%
Charter Communications Operating
Tranche B-4 6.298% (SOFR03M + 2.00%) 12/7/30 •	2,863,750	2,853,011
Tranche B-5 6.548% (SOFR03M + 2.25%) 12/15/31 •	1,914,202	1,909,865

Frontier Communications Holdings Tranche B 6.792% (SOFR06M + 2.50%) 7/1/31 •	4,541,502	4,518,794
Midcontinent Communications 6.828% (SOFR01M + 2.50%) 8/16/31 •	2,985,000	2,986,866
Virgin Media Bristol Tranche Y 7.373% (SOFR06M + 3.28%) 3/31/31 •	417,000	406,314
		12,674,850
Consumer Cyclical — 0.56%
Flutter Entertainment Tranche B 6.049% (SOFR03M + 1.75%) 11/30/30 •	3,134,131	3,094,954
Peer Holding III Tranche B-5 6.799% (SOFR03M + 2.50%) 7/1/31 •	7,605,937	7,583,751

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical (continued)
Scientific Games International Tranche B-2 6.57% (SOFR01M + 2.25%) 4/14/29 •	4,200,090	$ 4,168,589
		14,847,294
Consumer Non-Cyclical — 0.28%
Concentra Health Services Tranche B-1 6.322% (SOFR01M + 2.00%) 7/26/31 •	3,481,275	3,481,275
Cotiviti 7.074% (SOFR01M + 2.75%) 3/29/32 •	4,180,000	4,099,012
		7,580,287
Electric — 0.26%
Calpine
6.072% (SOFR01M + 1.75%) 2/15/32 •	466,469	465,136
Tranche B-10 6.072% (SOFR01M + 1.75%) 1/31/31 •	912,216	909,436

Lightning Power Tranche B 6.549% (SOFR03M + 2.25%) 8/18/31 •	2,812,932	2,810,589
Vistra Operations Company 6.072% (SOFR01M + 1.75%) 12/20/30 •	2,838,854	2,833,974
		7,019,135
Financial Services — 0.48%
Ardonagh Group Finco Tranche B, 7.03% - 7.049% (SOFR03M + 2.75%) 2/15/31 •	6,300,000	6,205,500
Dragon Buyer 7.299% (SOFR03M + 3.00%) 9/30/31 •	3,177,038	3,161,152
TransUnion Intermediate Holdings Tranche B-8 6.072% (SOFR01M + 1.75%) 6/24/31 •	3,339,762	3,320,977
		12,687,629
Insurance — 0.24%
DaVita Tranche B-1 6.322% (SOFR01M + 2.00%) 5/9/31 •	5,144,150	5,121,187
USI 6.549% (SOFR03M + 2.25%) 9/27/30 •	1,265,821	1,257,778
		6,378,965
Technology — 0.60%
Amentum Holdings 6.572% (SOFR01M + 2.25%) 9/29/31 •	4,139,625	4,095,641
Entegris Tranche B 6.049% (SOFR03M + 1.75%) 7/6/29 •	1,337,027	1,336,295
Epicor Software Tranche F 7.072% (SOFR01M + 2.75%) 5/30/31 •	1,898,421	1,891,894
Icon Parent I 7.315% (SOFR02M + 3.00%) 11/13/31 •	2,345,000	2,334,741

		Principalamount°	Value (US $)

Loan Agreements (continued)
Technology (continued)
Informatica Tranche B 6.572% (SOFR01M + 2.25%) 10/27/28 •		1,687,800	$ 1,693,603
UKG Tranche B 7.32% (SOFR03M + 3.00%) 2/10/31 •		4,790,769	4,779,880
			16,132,054
Total Loan Agreements (cost $102,342,340)			101,947,090

Sovereign Bonds — 1.29%Δ
Albania — 0.03%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	300,000	338,339
144A 4.75% 2/14/35 #	EUR	300,000	324,636
			662,975
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	197,753
8.25% 5/9/28 ■		299,000	253,769
144A 8.75% 4/14/32 #		200,000	157,498
			609,020
Argentina — 0.04%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,404,834	1,078,210
1.00% 7/9/29		73,152	58,997
			1,137,207
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■		450,000	381,462
			381,462
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		603,000	528,228
			528,228
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		600,000	623,987
			623,987

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	$ 180,261
		180,261
Bermuda — 0.04%
Bermuda Government International Bonds
3.375% 8/20/50 ■	328,000	218,267
144A 5.00% 7/15/32 #	900,000	888,469
		1,106,736
Brazil — 0.07%
Brazilian Government International Bonds
4.75% 1/14/50	2,020,000	1,427,278
6.00% 10/20/33	300,000	296,083
		1,723,361
Chile — 0.04%
Chile Government International Bonds
3.10% 5/7/41	721,000	531,990
3.50% 1/31/34	400,000	357,760
3.50% 1/25/50	250,000	175,250
		1,065,000
Colombia — 0.06%
Colombia Government International Bonds
3.25% 4/22/32	550,000	425,537
4.125% 2/22/42	368,000	224,766
5.00% 6/15/45	528,000	344,667
5.20% 5/15/49	615,000	399,296
8.375% 11/7/54	200,000	183,575
		1,577,841
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	267,038
		267,038
Dominican Republic — 0.07%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,303,562
144A 5.30% 1/21/41 #	350,000	291,778
144A 6.95% 3/15/37 #	385,000	382,805
		1,978,145

	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Ecuador — 0.02%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~	745,000	$ 559,011
		559,011
Egypt — 0.05%
Egypt Government International Bonds
5.80% 9/30/27 ■	287,000	271,000
8.50% 1/31/47 ■	327,000	238,386
144A 8.70% 3/1/49 #	1,080,000	799,382
		1,308,768
Ghana — 0.01%
Ghana Government International Bonds
144A 4.946% 7/3/26 #, ^	13,272	12,575
144A 5.00% 7/3/29 #, ~	133,826	114,256
144A 5.00% 7/3/35 #, ~	192,444	130,953
144A 5.548% 1/3/30 #, ^	25,088	19,073
		276,857
Guatemala — 0.02%
Guatemala Government Bond 144A 6.55% 2/6/37 #	547,000	545,943
		545,943
Honduras — 0.02%
Honduras Government International Bond 144A 8.625% 11/27/34 #	450,000	446,738
		446,738
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #	200,000	200,798
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	425,000	437,412
		638,210
Indonesia — 0.03%
Indonesia Government International Bond 4.65% 9/20/32	400,000	391,565
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■	294,000	288,671
		680,236

Schedule of investments
Macquarie Diversified Income Fund
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Ivory Coast — 0.04%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		1,111,000	$ 958,804
144A 8.075% 4/1/36 #		227,000	209,883
			1,168,687
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	376,600
			376,600
Lebanon — 0.01%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		992,000	171,070
			171,070
Mexico — 0.01%
Mexico Government International Bond 6.338% 5/4/53		300,000	264,323
			264,323
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	290,000	319,300
			319,300
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	200,000	222,857
4.00% 12/15/50 ■		300,000	198,825
			421,682
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30 ■		300,000	263,190
7.375% 9/28/33 ■		351,000	287,094
144A 7.875% 2/16/32 #		703,000	609,121
			1,159,405
Oman — 0.02%
Oman Government International Bond 7.375% 10/28/32 ■		363,000	407,012
			407,012

		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Panama — 0.03%
Panama Government International Bonds
6.40% 2/14/35		426,000	$ 403,839
7.50% 3/1/31		500,000	520,040
			923,879
Paraguay — 0.03%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		827,000	706,051
5.40% 3/30/50 ■		250,000	213,438
			919,489
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30		841,000	762,301
			762,301
Poland — 0.07%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		585,000	589,442
144A 5.75% 7/9/34 #		400,000	409,217
Republic of Poland Government International Bonds
4.875% 2/12/30		500,000	509,848
5.50% 4/4/53		462,000	433,086
			1,941,593
Qatar — 0.05%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	1,196,812
			1,196,812
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	225,723
			225,723
Romania — 0.03%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	104,932
144A 3.375% 1/28/50 #	EUR	290,000	194,167
7.125% 1/17/33 ■		402,000	406,127
			705,226

Schedule of investments
Macquarie Diversified Income Fund
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia — 0.04%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	$ 359,418
144A 3.125% 5/15/27 #	EUR	300,000	336,124
144A 6.00% 6/12/34 #		400,000	396,036
			1,091,578
South Africa — 0.05%
Republic of South Africa Government International Bonds
4.85% 9/30/29		230,000	217,037
4.875% 4/14/26		331,000	329,197
5.65% 9/27/47		565,000	406,348
5.75% 9/30/49		395,000	283,074
			1,235,656
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		785,000	798,348
			798,348
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		78,210	63,546
144A 3.35% 3/15/33 #, ~		153,408	107,386
144A 3.60% 6/15/35 #, ~		103,586	67,583
144A 3.60% 5/15/36 #, ~		71,891	50,503
144A 3.60% 2/15/38 #, ~		143,843	101,769
144A 4.00% 4/15/28 #		73,088	67,961
			458,748
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		350,000	317,013
			317,013
Türkiye — 0.10%
Hazine Mustesarligi Varlik Kiralama
144A 5.125% 6/22/26 #		450,000	446,327
144A 6.50% 4/26/30 #		460,000	456,758
Turkiye Government International Bonds
7.125% 2/12/32		275,000	268,750
7.625% 4/26/29		1,000,000	1,022,766
9.125% 7/13/30		360,000	390,763
			2,585,364

	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Ukraine — 0.02%
Ukraine Government International Bonds
144A 1.75% 2/1/34 #, ~	238,830	$ 120,239
144A 1.75% 2/1/35 #, ~	185,756	91,952
144A 1.75% 2/1/36 #, ~	106,146	51,547
144A 12.587% 2/1/36 #, ~	76,293	38,432
144A 12.744% 2/1/35 #, ~	91,551	46,448
144A 16.604% 2/1/34 #, ~	108,336	41,701
144A 18.437% 2/1/30 #, ~	28,991	14,303
		404,622
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	105,129
		105,129
Total Sovereign Bonds (cost $36,438,034)		34,256,584

Supranational Banks — 0.11%
Africa Finance 144A 5.55% 10/8/29 #	845,000	836,919
African Development Bank 5.75% 5/7/34 μ, ψ	935,000	895,974
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #	500,000	510,165
Corp Andina de Fomento
5.00% 1/24/29	400,000	411,452
5.00% 1/22/30	200,000	207,079
Total Supranational Banks (cost $2,857,434)		2,861,589

US Treasury Obligations — 10.67%
US Treasury Bonds
2.25% 8/15/46	19,395,000	12,837,444
3.875% 2/15/43	16,430,000	14,876,210
4.125% 8/15/44	23,530,000	21,816,722
4.25% 2/15/54	10,860,000	10,059,075
4.50% 11/15/54	15,720,000	15,221,382
4.625% 11/15/44	41,085,000	40,686,989
4.625% 5/15/54	4,055,000	3,998,610
4.75% 2/15/45	50,805,000	51,166,193
US Treasury Notes
3.875% 4/30/30	30,545,000	30,764,542

Schedule of investments
Macquarie Diversified Income Fund
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.00% 3/31/30	7,680,000	$ 7,776,600
4.625% 9/30/28	72,530,000	74,871,646
Total US Treasury Obligations (cost $288,786,271)		284,075,413
	Number of shares
Common Stocks — 0.09%
Financial Services — 0.00%
MNSN Holdings =, †	9,217	36,868
		36,868
Transportation — 0.09%
Grupo Aeromexico =, †	140,061	2,469,967
		2,469,967
Total Common Stocks (cost $1,344,162)		2,506,835

Preferred Stock — 0.19%
Financial Services — 0.19%
SVB Financial Trust 11/7/32 †	10,507	4,964,557
Total Preferred Stock (cost $5,324,361)		4,964,557
	Principal amount°
Municipal Bond — 0.10%
Municipal Electric Authority of Georgia 6.655% 4/1/57	2,406,000	2,624,970
Total Municipal Bond (cost $2,884,795)		2,624,970
	Number of shares
Short-Term Investments — 1.53%
Money Market Mutual Funds — 1.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	10,181,347	10,181,347
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	10,181,347	10,181,347
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	10,181,347	10,181,347

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.24%)	10,181,347	$ 10,181,347
Total Short-Term Investments (cost $40,725,388)		40,725,388
Total Value of Securities—101.34% (cost $2,791,249,936)		$2,698,141,446
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of Rule 144A securities was $517,258,648, which represents 19.43% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
Δ	Securities have been classified by country of risk.

Schedule of investments
Macquarie Diversified Income Fund
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2025.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$457,143	$457,657	$457,143	$514
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
JPMCB	EUR	(285,824)	USD	308,942	5/8/25	$—		$(15,012)
JPMCB	EUR	(2,080,277)	USD	2,256,659	6/27/25	—		(108,886)
JPMCB	EUR	163,000	USD	(180,731)	6/27/25	4,621		—
TD	EUR	(10,838,560)	USD	11,235,667	5/16/25	—		(1,054,951)
Total Forward Foreign Currency Exchange Contracts							$4,621		$(1,178,849)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
455	US Treasury 2 yr Notes	$94,707,539	$93,809,282	6/30/25	$898,257	$—	$63,984
824	US Treasury 5 yr Notes	89,976,936	88,118,346	6/30/25	1,858,590	—	83,685

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1,343	US Treasury 10 yr Ultra Notes	$154,088,272	$155,051,269	6/18/25	$—	$(962,997)	$(71,388)
920	US Treasury Long Bonds	107,295,000	106,880,512	6/18/25	414,488	—	(402,500)
144	US Treasury Ultra Bonds	17,428,500	17,496,354	6/18/25	—	(67,854)	(103,500)
Total Futures Contracts			$461,355,763		$3,171,335	$(1,030,851)	$(429,719)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[4] 12/20/29-Quarterly	41,600,000	5.000%	$1,846,166	$2,499,194	$(653,028)	$(143,469)
			1,846,166	2,499,194	(653,028)	(143,469)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	5,579,000	1.000%	(32,596)	9,529	(42,125)	—

Schedule of investments
Macquarie Diversified Income Fund
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,503,000	1.000%	$65,628	$69,624	$(3,996)	$—
			33,032	79,153	(46,121)	—
Total CDS Contracts			$1,879,198	$2,578,347	$(699,149)	$(143,469)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Diversified Income Fund	April 30, 2025 (Unaudited)
Assets:
Investments, at value*	$2,698,141,446
Foreign currencies, at valueΔ	103,616
Cash	4,310,840
Cash collateral due from brokers	14,475,448
Dividends and interest receivable	19,637,319
Receivable for fund shares sold	10,869,634
Prepaid expenses	95,699
Upfront payments paid on over-the-counter credit default swap contracts	79,153
Due from brokers on centrally cleared derivatives	65,127
Unrealized appreciation on forward foreign currency exchange contracts	4,621
Unrealized appreciation on unfunded loan commitments**	514
Other assets	34,757
Total Assets	2,747,818,174
Liabilities:
Payable for securities purchased	67,244,564
Payable for fund shares redeemed	14,474,908
Unrealized depreciation on forward foreign currency exchange contracts	1,178,849
Other accrued expenses	879,978
Investment management fees payable to affiliates	557,391
Variation margin due to broker on future contracts	429,719
Distribution payable	257,648
Variation margin due to brokers on centrally cleared credit default swap contracts	143,469
Distribution fees payable to affiliates	134,700
Unrealized depreciation on over-the-counter credit default swap contracts	46,121
Total Liabilities	85,347,347
Total Net Assets	$2,662,470,827

Net Assets Consist of:
Paid-in capital	$3,348,757,312
Total distributable earnings (loss)	(686,286,485)
Total Net Assets	$2,662,470,827

Net Asset Value

Class A:
Net assets	$518,147,190
Shares of beneficial interest outstanding, unlimited authorization, no par	67,849,190
Net asset value per share	$7.64
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.00

Class C:
Net assets	$28,076,049
Shares of beneficial interest outstanding, unlimited authorization, no par	3,676,787
Net asset value per share	$7.64

Class R:
Net assets	$12,864,071
Shares of beneficial interest outstanding, unlimited authorization, no par	1,685,581
Net asset value per share	$7.63

Institutional Class:
Net assets	$1,878,240,758
Shares of beneficial interest outstanding, unlimited authorization, no par	245,737,191
Net asset value per share	$7.64

Class R6:
Net assets	$225,142,759
Shares of beneficial interest outstanding, unlimited authorization, no par	29,447,215
Net asset value per share	$7.65
*Investments, at cost	$2,791,249,936
ΔForeign currencies, at cost	96,606
**See Note 10 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Diversified Income Fund	Six months ended April 30, 2025 (Unaudited)
Investment Income:
Interest	$65,666,163
Dividends	1,985,469
67,651,632

Expenses:
Management fees	6,631,166
Distribution expenses — Class A	664,306
Distribution expenses — Class C	152,089
Distribution expenses — Class R	31,124
Dividend disbursing and transfer agent fees and expenses	1,418,196
Accounting and administration expenses	253,550
Reports and statements to shareholders expenses	134,303
Legal fees	120,850
Registration fees	79,604
Trustees’ fees	67,627
Custodian fees	24,835
Audit and tax fees	20,905
Other	74,595
9,673,150
Less expenses waived	(3,023,676)
Less expenses paid indirectly	(24,491)
Total operating expenses	6,624,983
Net Investment Income (Loss)	61,026,649

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(41,309,043)
Foreign currencies	(5,053)
Forward foreign currency exchange contracts	963,418
Futures contracts	(12,400,226)
Swap contracts	(545,425)
Net increase from payment by affiliates[1]	30,877
Net realized gain (loss)	(53,265,452)

Net change in unrealized appreciation (depreciation) on:
Investments	41,625,141
Foreign currencies	64,363
Forward foreign currency exchange contracts	(1,462,224)
Futures contracts	11,767,296
Swap contracts	(426,613)
Net change in unrealized appreciation (depreciation)	51,567,963
Net Realized and Unrealized Gain (Loss)	(1,697,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,329,160
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Diversified Income Fund
	Six months ended 4/30/25 (Unaudited)	Year ended 10/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$61,026,649	$125,960,059
Net realized gain (loss)	(53,296,329) [1]	(48,004,736) [1]
Net increase from payment by affiliates	30,877[2]	3,809,967[2]
Net change in unrealized appreciation (depreciation)	51,567,963	259,337,507
Net increase (decrease) in net assets resulting from operations	59,329,160	341,102,797

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,930,632)	(19,722,067)
Class C	(511,304)	(1,132,889)
Class R	(240,401)	(479,349)
Institutional Class	(43,401,370)	(92,605,612)
Class R6	(5,264,720)	(10,393,326)
	(60,348,427)	(124,333,243)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	26,039,328	67,371,872[3]
Class C	1,241,982	6,093,731[3]
Class R	1,628,301	2,639,975[3]
Institutional Class	181,953,466	767,769,198[3]
Class R6	10,473,232	118,034,177[3]

Net assets from reorganization:[4]
Class A	—	114,382,152
Class C	—	2,354,249
Class R	—	926,064
Institutional Class	—	118,504,403
Class R6	—	8,567,846

	Six months ended 4/30/25 (Unaudited)	Year ended 10/31/24

Capital Share Transactions (continued)
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$10,533,969	$18,889,396
Class C	505,117	1,113,094
Class R	239,424	476,511
Institutional Class	42,449,452	88,413,198
Class R6	4,930,607	9,808,065
	279,994,878	1,325,343,931
Cost of shares redeemed:
Class A	(79,080,455)	(137,238,684)
Class C	(6,970,703)	(14,226,458)
Class R	(2,179,152)	(4,263,023)
Institutional Class	(478,407,785)	(994,384,215)
Class R6	(61,045,810)	(56,834,060)
	(627,683,905)	(1,206,946,440)
Increase (decrease) in net assets derived from capital share transactions	(347,689,027)	118,397,491
Net Increase (Decrease) in Net Assets	(348,708,294)	335,167,045

Net Assets:
Beginning of period	3,011,179,121	2,676,012,076
End of period	$2,662,470,827	$3,011,179,121
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[5]	See Note 2 in “Notes to financial statements.”
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.64	$7.08	$7.30	$9.17	$9.23	$8.85

0.16	0.30	0.29	0.21	0.19	0.22
—[3]	0.55	(0.21)	(1.77)	(0.02)	0.42
—[4]	0.01[5]	—	—	—	—
0.16	0.86	0.08	(1.56)	0.17	0.64

(0.16)	(0.30)	(0.30)	(0.25)	(0.23)	(0.26)
—	—	—	(0.06)	—[3]	—
—	—	—[3]	—[3]	—	—
(0.16)	(0.30)	(0.30)	(0.31)	(0.23)	(0.26)
—	—[5,6]	—	—	—	—
$7.64	$7.64	$7.08	$7.30	$9.17	$9.23
2.05%[4]	12.25%[8]	0.93%	(17.34%)	1.90%	7.37%

$518,147	$560,850	$461,253	$511,883	$716,494	$733,935
0.67%	0.70%[10]	0.70%	0.70%	0.69%	0.69%
0.89%	0.87%[10]	0.87%	0.89%	0.86%	0.86%
4.16%	4.01%	3.88%	2.57%	2.04%	2.47%
3.94%	3.84%	3.71%	2.38%	1.87%	2.30%
54%	106%	107%	106%	198%	112%

Financial highlights
Macquarie Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.63	$7.08	$7.30	$9.17	$9.22	$8.85

0.13	0.25	0.24	0.15	0.12	0.15
0.01	0.53	(0.22)	(1.77)	(0.01)	0.41
—[3]	0.01[4]	—	—	—	—
0.14	0.79	0.02	(1.62)	0.11	0.56

(0.13)	(0.24)	(0.24)	(0.19)	(0.16)	(0.19)
—	—	—	(0.06)	—[5]	—
—	—	—[5]	—[5]	—	—
(0.13)	(0.24)	(0.24)	(0.25)	(0.16)	(0.19)
—	—[4,6]	—	—	—	—
$7.64	$7.63	$7.08	$7.30	$9.17	$9.22
1.81%[3]	11.26%[8]	0.17%	(17.96%)	1.25%	6.45%

$28,076	$33,333	$35,260	$46,151	$79,733	$149,707
1.42%	1.45%[10]	1.45%	1.45%	1.44%	1.44%
1.64%	1.62%[10]	1.62%	1.64%	1.61%	1.61%
3.41%	3.26%	3.13%	1.82%	1.29%	1.72%
3.19%	3.09%	2.96%	1.63%	1.12%	1.55%
54%	106%	107%	106%	198%	112%

Financial highlights
Macquarie Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[5]	See Note 2 in “Notes to financial statements.”
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.63	$7.07	$7.30	$9.17	$9.22	$8.85

0.15	0.29	0.27	0.19	0.17	0.20
—[3]	0.54	(0.22)	(1.77)	(0.01)	0.41
—[4]	0.01[5]	—	—	—	—
0.15	0.84	0.05	(1.58)	0.16	0.61

(0.15)	(0.28)	(0.28)	(0.23)	(0.21)	(0.24)
—	—	—	(0.06)	—[3]	—
—	—	—[3]	—[3]	—	—
(0.15)	(0.28)	(0.28)	(0.29)	(0.21)	(0.24)
—	—[5,6]	—	—	—	—
$7.63	$7.63	$7.07	$7.30	$9.17	$9.22
1.92%[4]	11.98%[8]	0.54%	(17.55%)	1.76%	6.99%

$12,864	$13,182	$12,448	$15,253	$21,563	$26,403
0.92%	0.95%[10]	0.95%	0.95%	0.94%	0.94%
1.14%	1.12%[10]	1.12%	1.14%	1.11%	1.11%
3.91%	3.76%	3.63%	2.32%	1.79%	2.22%
3.69%	3.59%	3.46%	2.13%	1.62%	2.05%
54%	106%	107%	106%	198%	112%

Financial highlights
Macquarie Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.64	$7.08	$7.30	$9.18	$9.23	$8.86

0.17	0.32	0.31	0.23	0.21	0.25
(0.01)	0.55	(0.21)	(1.78)	(0.01)	0.40
—[3]	0.01[4]	—	—	—	—
0.16	0.88	0.10	(1.55)	0.20	0.65

(0.16)	(0.32)	(0.32)	(0.27)	(0.25)	(0.28)
—	—	—	(0.06)	—[5]	—
—	—	—[5]	—[5]	—	—
(0.16)	(0.32)	(0.32)	(0.33)	(0.25)	(0.28)
—	—[4,6]	—	—	—	—
$7.64	$7.64	$7.08	$7.30	$9.18	$9.23
2.17%[3]	12.53%[8]	1.18%	(17.22%)	2.27%	7.52%

$1,878,241	$2,132,802	$1,991,742	$1,981,547	$3,129,804	$2,671,510
0.42%	0.45%[10]	0.45%	0.45%	0.44%	0.44%
0.64%	0.62%[10]	0.62%	0.64%	0.61%	0.61%
4.41%	4.26%	4.13%	2.82%	2.29%	2.72%
4.19%	4.09%	3.96%	2.63%	2.12%	2.55%
54%	106%	107%	106%	198%	112%

Financial highlights
Macquarie Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.64	$7.08	$7.30	$9.18	$9.23	$8.86

0.17	0.33	0.32	0.24	0.22	0.25
0.01	0.55	(0.21)	(1.78)	(0.01)	0.41
—[3]	0.01[4]	—	—	—	—
0.18	0.89	0.11	(1.54)	0.21	0.66

(0.17)	(0.33)	(0.33)	(0.28)	(0.26)	(0.29)
—	—	—	(0.06)	—[5]	—
—	—	—[5]	—[5]	—	—
(0.17)	(0.33)	(0.33)	(0.34)	(0.26)	(0.29)
—	—[4,6]	—	—	—	—
$7.65	$7.64	$7.08	$7.30	$9.18	$9.23
2.35%[3]	12.63%[8]	1.27%	(17.15%)	2.35%	7.61%

$225,143	$271,012	$175,309	$152,413	$231,735	$38,057
0.33%	0.36%[10]	0.36%	0.36%	0.36%	0.36%
0.55%	0.53%[10]	0.53%	0.55%	0.53%	0.53%
4.50%	4.35%	4.22%	2.91%	2.37%	2.80%
4.28%	4.18%	4.05%	2.72%	2.20%	2.63%
54%	106%	107%	106%	198%	112%

Notes to financial statements
Macquarie Diversified Income Fund	April 30, 2025 (Unaudited)
Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Macquarie Diversified Income Fund (formerly, Delaware Diversified Income Fund through December 30, 2024) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2025, and for all open tax years (years ended October 31, 2021–October 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign

Notes to financial statements
Macquarie Diversified Income Fund
1. Significant Accounting Policies (continued)
countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended April 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At April 30, 2025, the Fund posted $165,148 in cash as collateral for TBA trades, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Withholding taxes and reclaims on

Notes to financial statements
Macquarie Diversified Income Fund
1. Significant Accounting Policies (continued)
foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended  April 30, 2025, the Fund earned $23,896 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2025, the Fund earned $595 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on the next $5.5 billion, and 0.40% on average daily net assets in excess of $8 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.42% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.33% of the Fund’s Class R6 shares’ average daily net assets from November 1, 2024 through February 26, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from November 1, 2024 through February 26, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.67%	1.42%	0.92%	0.42%	0.33%
DMC has entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited, each of which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2025, the Fund paid $65,609 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first

Notes to financial statements
Macquarie Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2025, the Fund paid $93,650 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2025, the Fund paid $29,384 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended April 30, 2025, DDLP earned $9,482 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2025, DDLP received gross CDSC commissions of $102 and $1,205 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities

Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $4,888,592. This amount is included in "Net increase from payment by affiliates" and "Proceeds from shares sold" on the "Statements of changes in net assets."
During the six months ended April 30, 2025, DMC reimbursed the Fund $30,877 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
3. Investments
For the six months ended April 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$429,520,968
Purchases of US government securities	1,070,126,790
Sales other than US government securities	497,796,727
Sales of US government securities	1,314,852,852
At April 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$2,790,913,873
Aggregate unrealized appreciation of investments and derivatives	$31,592,713
Aggregate unrealized depreciation of investments and derivatives	(124,098,033)
Net unrealized depreciation of investments and derivatives	$(92,505,320)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 178,589,273	$371,688,820	$ 550,278,093
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

Notes to financial statements
Macquarie Diversified Income Fund
3. Investments (continued)
market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$5,109,893	$—	$5,109,893
Agency Commercial Mortgage-Backed Securities	—	10,654,673	—[1]	10,654,673
Agency Mortgage-Backed Securities	—	761,804,744	—	761,804,744
Collateralized Loan Obligations	—	67,258,106	1,523,805	68,781,911

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$2,506,835	$2,506,835
Corporate Bonds	—	932,584,062	—	932,584,062
Government Agency Obligations	—	28,257,816	—	28,257,816
Loan Agreements	—	101,947,090	—	101,947,090
Municipal Bond	—	2,624,970	—	2,624,970
Non-Agency Asset-Backed Securities	—	109,584,580	—	109,584,580
Non-Agency Collateralized Mortgage Obligations	—	85,006,634	—	85,006,634
Non-Agency Commercial Mortgage-Backed Securities	—	222,394,707	—	222,394,707
Preferred Stock	—	4,964,557	—	4,964,557
Sovereign Bonds	—	34,256,584	—	34,256,584
Supranational Banks	—	2,861,589	—	2,861,589
US Treasury Obligations	—	284,075,413	—	284,075,413
Short-Term Investments	40,725,388	—	—	40,725,388
Total Value of Securities	$40,725,388	$2,653,385,418	$4,030,640	$2,698,141,446

Derivatives[2]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,621	$—	$4,621
Futures Contracts	3,171,335	—	—	3,171,335

Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(653,028)	$—	$(653,028)
Forward Foreign Currency Exchange Contracts	—	(1,178,849)	—	(1,178,849)
Futures Contracts	(1,030,851)	—	—	(1,030,851)
Over-The-Counter Credit Default Swap Contracts	—	(46,121)	—	(46,121)

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
[2]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended April 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Macquarie Diversified Income Fund
3. Investments (continued)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	4/30/25	10/31/24
Shares sold:
Class A	3,423,662	8,840,042
Class C	163,178	801,200
Class R	213,845	347,570
Institutional Class	23,909,456	101,140,436
Class R6	1,375,066	15,740,878

Shares from reorganization:[1]
Class A	—	15,030,506
Class C	—	309,363
Class R	—	121,851
Institutional Class	—	15,572,195
Class R6	—	1,125,867

Shares issued upon reinvestment of dividends and distributions:
Class A	1,379,980	2,482,823
Class C	66,172	146,505
Class R	31,392	62,734
Institutional Class	5,556,169	11,623,047
Class R6	645,016	1,287,854
	36,763,936	174,632,871

	Six months ended	Year ended
	4/30/25	10/31/24

Shares redeemed:
Class A	(10,406,693)	(18,055,373)
Class C	(918,518)	(1,873,186)
Class R	(287,295)	(563,996)
Institutional Class	(62,816,523)	(130,413,939)
Class R6	(8,027,176)	(7,447,892)
	(82,456,205)	(158,354,386)
Net increase (decrease)	(45,692,269)	16,278,485
[1]	See Note 5.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended April 30, 2025 and the year ended October 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
4/30/25	44,421	6,029	36,635	8,009	48,159	30,865	$661,867
Year ended
10/31/24	112,096	9,672	1,075,827	47,468	98,545	1,051,506	8,987,483
5. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware Ivy Core Bond Fund, (the “Acquired Fund”), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On April 30, 2024, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on July 26, 2024. For

Notes to financial statements
Macquarie Diversified Income Fund
5. Reorganization (continued)
financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund and the Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$112,497,713	12,268,017	15,030,506	$460,385,423	1.2050
Class C	2,354,249	256,734	309,363	32,373,715	1.2050
Class R	926,064	100,878	121,851	12,317,229	1.2079
Class I/Institutional Class*	118,504,403	12,923,054	15,572,195	2,222,816,692	1.2050
Class R6	8,567,846	934,334	1,125,867	282,743,535	1.2050
Class Y**	1,884,439	205,500	—	—	—
*Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
**Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $244,989,528. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $3,255,371,308.
Assuming the Reorganization had been completed on November 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended October 31, 2024, would have been as follows:
Net investment income	$136,939,263
Net realized loss on investments	(51,308,824)
Net change in unrealized appreciation (depreciation)	291,809,134
Net increase in net assets resulting from operations	$377,439,573
6. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.” At April 30, 2025, the Fund posted $1,150,000 in cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”
During the six months ended April 30, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar

Notes to financial statements
Macquarie Diversified Income Fund
7. Derivatives (continued)
amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2025, the Fund posted $10,060,875 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended April 30, 2025, the Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended April 30, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
As disclosed in the footnotes to the “Schedule of investments,” at April 30, 2025, the notional amount of the protection sold was $41,600,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2025, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At April 30, 2025, net unrealized depreciation of the protection sold was $(653,028).
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.”

Notes to financial statements
Macquarie Diversified Income Fund
7. Derivatives (continued)
During the six months ended April 30, 2025, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
At April 30, 2025, the Fund posted $3,099,425 in cash as collateral for open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”
Fair values of derivative instruments as of April 30, 2025 were as follows:
	Asset Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$4,621	$—	$4,621
Variation margin due to broker on futures contracts*	—	3,171,335	3,171,335
Total	$4,621	$3,171,335	$3,175,956
	Liability Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(1,178,849)	$—	$—	$(1,178,849)
Variation margin due to broker on futures contracts*	—	(1,030,851)	—	(1,030,851)
Variation margin due to brokers on centrally cleared credit default swap contracts*	—	—	(653,028)	(653,028)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(46,121)	(46,121)
Total	$(1,178,849)	$(1,030,851)	$(699,149)	$(2,908,849)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through April 30, 2025. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended
April 30, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$963,418	$—	$—	$963,418
Interest rate contracts	—	(12,400,226)	—	(12,400,226)
Credit contracts	—	—	(545,425)	(545,425)
Total	$963,418	$(12,400,226)	$(545,425)	$(11,982,233)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(1,462,224)	$—	$—	$(1,462,224)
Interest rate contracts	—	11,767,296	—	11,767,296
Credit contracts	—	—	(426,613)	(426,613)
Total	$(1,462,224)	$11,767,296	$(426,613)	$9,878,459
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$13,593,145	$427,214
Futures contracts (average notional amount)	359,436,099	8,288,485
CDS contracts (average notional amount)*	16,772,336	11,980,800
*Long represents buying protection and short represents selling protection.
8. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain

Notes to financial statements
Macquarie Diversified Income Fund
8. Offsetting (continued)
derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At April 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$4,621	$(170,019)	$(165,398)
TD Bank	—	(1,054,951)	(1,054,951)
Total	$4,621	$(1,224,970)	$(1,220,349)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged(a)	Net Exposure(b)
JPMorgan Chase Bank	$(165,398)	$—	$—	$—	$70,000	$(95,398)
TD Bank	(1,054,951)	—	—	—	1,054,951	—
Total	$(1,220,349)	$—	$—	$—	$1,124,951	$(95,398)
(a) The value of the related collateral exceeded the value of the derivatives as of April 30, 2025, as applicable.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
9. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended April 30, 2025, the Fund had no securities out on loan.

Notes to financial statements
Macquarie Diversified Income Fund
10. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s

Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding,

Notes to financial statements
Macquarie Diversified Income Fund
10. Credit and Market Risks (continued)
impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
13. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions,

Notes to financial statements
Macquarie Diversified Income Fund
13. Subsequent Events (continued)
including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to April 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Macquarie Diversified Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4543687)
SA-189-0625
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

 Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

 Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

 This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

 Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

 Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

 Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

 Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Adviser Funds

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 20, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 20, 2025